Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IndexIQ Active ETF Trust
Prospectus Date	rr_ProspectusDate	Jul. 22, 2019
Document Creation Date	dei_DocumentCreationDate	Jul. 19, 2019